Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Laibilities [Abstract]
Schedule of Derivative Liabilities Valuations Models

	Initial	Initial
	valuations	valuations	December 31,	December 31,
	2013	2012	2013	2012
Common stock issuable upon exercise of warrants	22,333,593	19,385,157	41,718,750	19,385,157
Common stock issuable upon conversion of Series A preferred stock	51,006,250	85,035,025	136,041,275	85,035,025
Market value of common stock on measurement date (1)	$0.08	$0.03	$0.15	$0.08
Exercise price	$0.08	$0.08	$0.08	$0.08
Risk free interest rate (2)	0.19%	0.20%	0.38%	0.19%
Expected life in years	1.4	1.6	2.0	1.4
Expected volatility (3)	68%	72%	68%	73%
Expected dividend yields (4)	None	None	None	None

(1)	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
(2)	The risk-free interest rate was determined by management using the 1, 2 or 3 - year Treasury Bill as of the respective Offering or measurement date.
(3)	The historical trading volatility was determined by calculating the volatility of the Company’s peer group.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Schedule of Derivative Liabilities at Fair Value

		Initial valuation
		of derivative
		liabilities upon	Increase in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	derivatives during	derivative	December 31,
	2012	the period	liabilities	2013

Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$2,492,166	$1,647,910	$7,622,039	$11,762,115
Convertible preferred derivative liability issued to Wonpung for services	880,214	-	1,150,375	2,030,589
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock	958,861	-	1,260,993	2,219,854
Warrants issued in connection with Series A preferred stock offering	475,000	113,153	1,836,014	2,424,167
Warrants issued as offering costs to placement agent	242,500	248,655	725,928	1,217,083
Warrants issued to lenders in connection with subordinated promissory notes offering	29,158	83,363	200,737	313,258
Warrants issued to placement agent in connection with subordinated promissory notes offering	13,089	41,681	81,589	136,359
	$5,090,988	$2,134,762	$12,877,675	$20,103,425

Change in fair value of derivative liability during the year ended December 31, 2012 was as follows:

		Initial valuation
		of derivative
		liabilities upon	Increase in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	derivatives during	derivative	December 31,
	2011	the period	liabilities	2012
Convertible preferred derivative liability issued in connection with Series A preferred stock offering	$-	$872,688	$1,619,478	$2,492,166
Convertible preferred derivative liability issued to Wonpung for services		299,141	581,073	880,214
Convertible preferred derivative liability issued to lenders in connection with exchange of debt for Series A preferred stock		-	958,861	958,861
Warrants issued in connection with Series A preferred stock offering	-	111,777	363,223	475,000
Warrants issued as offering costs to placement agent		79,615	162,885	242,500
Warrants issued to lenders in connection with subordinated promissory notes offering	-	26,325	2,833	29,158
Warrants issued to placement agent in connection with subordinated promissory notes offering	-	13,089	-	13,089
	$-	$1,402,635	$3,688,353	$5,090,988